Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Accounts Receivable and Other Receivables

As of December 31, 2017 and 2016, accounts receivable and other receivables were as follows:

	2017		2016
Domestic customers, net	Ps.	60,057,141	Ps.	41,884,579
Export customers, net		54,428,883		34,859,341
Sundry debtors		26,105,703		18,736,922
Taxes to be recovered and prepaid taxes		23,039,023		29,361,303
Employees and officers		5,681,478		6,054,251
Advances to suppliers		1,250,846		2,246,437
Other accounts receivable		82,160		77,694

	Ps.	170,645,234	Ps.	133,220,527

Schedule of Breakdown of Accounts Receivable Based on Credit History

The following table shows a breakdown of accounts receivable based on their credit history at December 31, 2017 and 2016:

	Domestic customers
	2017		2016
1 to 30 days	Ps.	10,188,070	Ps.1,767,718
31 to 60 days		4,081,862	658,456
61 to 90 days		777,409	263,447
More than 90 days(i)		11,345,933	1,016,553

Past due		26,393,274	3,706,174
Impaired (reserved)		(951,932)	(458,428)

Unimpaired		25,441,342	3,247,746
Current		34,615,799	38,636,833

Total	Ps.	60,057,141	Ps.41,884,579

(i)	The increase in 2017 in accounts receivable invoices more than 90 days old is primarily due to the termination of the outstanding balances compensation system in place between Mexican Government owned companies.

	Export customers
	2017		2016
1 to 30 days	Ps.	334,155	Ps.	341,184
31 to 60 days		—		6,824
61 to 90 days		—		35,372
More than 90 days		315,888		624,157

Past due		650,043		1,007,537
Impaired (reserved)		(272,813)		(374,699)

Unimpaired		377,230		632,838
Current		54,051,653		34,226,503

Total	Ps.	54,428,883	Ps.	34,859,341

Summary of Reconciliation for Impaired Accounts Receivable

Additionally, the reconciliation for impaired accounts receivable is as follows:

	Domestic customers

	2017	2016
Balance at the beginning of the year	Ps. (458,428)	Ps. (667,883)
Additions against income	(493,514)	(218,836)
Amount used	10	428,291

Balance at the end of the year	Ps. (951,932)	Ps. (458,428)

	Export customers
	2017	2016
Balance at the beginning of the year	Ps. (374,699)	Ps. (312,004)
Additions against income	(204,713)	(25,931)
Amount used	297,047	—
Translation effects	9,552	(36,764)

Balance at the end of the year	Ps. (272,813)	Ps. (374,699)